SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Raw materials	$ 315	$ 1,009
Finished goods	761	2,699
Total inventories	$ 1,076	$ 3,708